Document and Entity Information	Nov. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Nov. 18, 2020
Prospectus Date	Jul. 31, 2020
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX